Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Advance Type, Balances and Interest Rate Ranges
The advance type, balances, and interest rate ranges for the dates indicated are as follows:

December 31, 2013
Advance Type	Balance	Interest Rate Range	Weighted Average Rate	Maturity Date Range
(Dollars in thousands)
Fixed rate bullet	$45,000	0.32% to 3.22%	1.02%	May 2014 through January 2018
Variable rate	26,777	0.50%	0.50%	January 2014 through June 2014
LIBOR adjustable	15,000	0.46% to 0.49%	0.48%	September 2015 through July 2016
Total advances	$86,777

December 31, 2012
Advance Type	Balance	Interest Rate Range	Weighted Average Rate	Maturity Date Range
(Dollars in thousands)
Fixed rate bullet	$20,000	0.61% to 3.22%	1.43%	October 2014 through August 2017
Putable	5,000	2.95%	2.95%	January 2013
Mortgage	23	3.00%	3.00%	July 2013
Variable rate	8,988	0.50%	0.50%	January 2013
LIBOR adjustable	15,000	0.53% to 0.57%	0.56%	September 2015 through July 2016
Total advances	49,011
Yield adjustment on acquired FHLB advances	(2)
Total	$49,009

Schedule of Repayments Advances from Federal Home Loan Banks	The required payments for FHLB advances over the next five years are as follows at December 31, 2013:

(Dollars in thousands)
2014	$46,777
2015	15,000
2016	10,000
2017	10,000
2018	5,000